UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                           Washington, D.C. 20549



                             FORM 13F COVER PAGE



            REPORT FOR THE CALENDAR QUARTER ENDED MARCH 31, 2009



                          Check here if Amendment [ ]

                        This Amendment (check only one)

                             [ ] is a restatement

                         [ ] adds new holdings entries



Institutional Investment Manager Filing this Report:



Name:	              Athena Capital Management Inc.

Address:              50 Monument Rd., Suite 201, Bala Cynwyd, PA 19004

Form 13F File Number: 28-12902



===============================================================================


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements,

schedules, lists and tables, are considered integral parts of this form.





Person Signing this Report on Behalf of Reporting Manager:



Name:  Danielle D'Angelo

Title: Attorney-In-Fact for David P. Cohen, President

       of Athena Capital Management Inc.

Phone: (914) 220-1930 for Danielle D'Angelo

       or (484)434-2258 for David P. Cohen





Signature, Place, and Date of Signing:



Athena Capital Management Inc.

  By: Mr. David P. Cohen, President

      By: /s/ Danielle D'Angelo

	  Danielle D'Angelo

	  White Plains, New York

	 May 14, 2009



Report Type (Check only one):



[X]	13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 	13F NOTICE. (Check here if no holdings reported are in this report,

	and all holdings are reported by other reporting manager(s).)

[ ]	13F COMBINATION REPORT. (Check here if a portion of the holdings for

	this reporting manager are reported in this report and a portion are

	reported by other reporting manager(s).)







                           FORM 13F SUMMARY PAGE



Report Summary:





Number of Other Managers: 1

Form 13F Information Table Entry Total: 161

Form 13F Information Table Value Total: 57,544,000



List of Other Included Managers:



No.	Name					Form 13F File Number



------------------------------------------------------------------------------------------------------------------------------------

                       FORM 13F INFORMATION TABLE
COLUMN:   1                 2          3          4                   5              6               7                 8

----------------------  ---------  ----------  --------  ---------  ----  ----  -------------   ----------  -----------------------
                         TITLE OF               VALUE    SHARES OR  S H/   PUT/  INVSTMT         OTHER          VOTING AUTHORITY

    NAME OF ISSUER       CLASS       CUSIP     (x1000)   PRN AMT    PRN   CALL   DSCRTN          MANAGERS     SOLE    SHARED   NONE
                                                                                                             <F1>
----------------------  ---------  ----------  --------  ---------  ----  ----  --------------  ----------  -------  -------  -----
ADVANCED TECH ACQ       COM        007556103   410       53000      SH          SHARED-OTHER    N/A                  53000
ADVANCED TECH ACQ       COM        007556103   702       90800      SH          SOLE            N/A         90800
ADVANCED TECH ACQ       UNIT 06/   007556202   430       56200      SH          SHARED-OTHER    N/A                  56200
                        11/2011
ADVANCED TECH ACQ       *W EXP     007556111   0         23400      SH          SHARED-OTHER    N/A                  23400
                        06/18/201
ADVANCED TECH ACQ       *W EXP     007556111   0         79400      SH          SOLE            N/A         79400
                        06/18/201
AEHR TEST SYSTEMS       COM        00760J108   22        18100      SH          SHARED-OTHER    N/A                  18100
AEHR TEST SYSTEMS       COM        00706J108   50        40602      SH          SOLE            N/A         40602
AEROSONIC CORP DEL      COM PAR    008015307   254       130000     SH          SHARED-OTHER    N/A                  130000
                        $0.40
AEROSONIC CORP DEL      COM PAR    008015307   384       196048     SH          SOLE            N/A         196048
                        $0.40
AH BELO CORP            COM CL A   001282102   197       201162     SH          SHARED-OTHER    N/A                  201162
AH BELO CORP            COM CL A   001282102   215       219500     SH          SOLE            N/A         219500
ALLIANCE FIBER OPTIC    COM        018680108   143       206800     SH          SHARED-OTHER    N/A                  206800
ALLIANCE FIBER OPTIC    COM        018680108   18        26500      SH          SOLE            N/A         26500
AMER CMNTY BANCSHARES   COM        02520W106   44        7950       SH          SHARED-OTHER    N/A                  7950
AMER CMNTY BANCSHARES   COM        02520W106   44        8100       SH          SOLE            N/A         8100
AMERISERV FINANC INC    COM        03074A102   68        41000      SH          SHARED-OTHER    N/A                  41000
AMERISERV FINANC INC    COM        03074A102   19        11200      SH          SOLE            N/A         11200
AMPCO PITTSBURGH CORP   COM        032037103   497       37500      SH          SHARED-OTHER    N/A                  37500
AMPCO PITTSBURGH CORP   COM        032037103   312       23500      SH          SOLE            N/A         23500
APEX BIOVENTURE ACQ     COM        03753Q105   643       82800      SH          SHARED-OTHER    N/A                  82800
APEX BIOVENTURE ACQ     COM        03753Q105   521       67200      SH          SOLE            N/A         67200
APEX BIOVENTURE ACQ     *W EXP     03753Q113   0         54600      SH          SHARED-OTHER    N/A                  54600
                        06/07/201
APCO ARGENTINA INC      ORD        037489101   265       24190      SH          SHARED-OTHER    N/A                  24190
APCO ARGENTINA INC      ORD        037489101   487       44400      SH          SOLE            N/A         44400
ARISTOTLE CORP          COM NEW    040448201   25        7200       SH          SHARED-OTHER    N/A                  7200
ARISTOTLE CORP          COM NEW    040448201   12        3600       SH          SOLE            N/A         3600
ASML HOLDINGS           NY REG SHS N07059186   471       24675      SH          SHARED-OTHER    N/A                  24675
ASTRONICS CORP          COM        046433108   908       82570      SH          SHARED-OTHER    N/A                  82570
ASTRONICS CORP          COM        046433108   959       87145      SH          SOLE            N/A         87145
ATRION CORP             COM        049904105   176       2000       SH          SHARED-OTHER    N/A                  2000
ATRION CORP             COM        049904105   653       7400       SH          SOLE            N/A         7400
BCSB BANKCORP INC       COM        055367106   64        7341       SH          SHARED-OTHER    N/A                  7341
BCSB BANKCORP INC       COM        055367106   77        8765       SH          SOLE            N/A         8765
BELO CORP               COM SER A  080555105   132       217000     SH          SHARED-OTHER    N/A                  217000
BELO CORP               COM SER A  080555105   168       275000     SH          SOLE            N/A         275000
BENEFICIAL MUTUAL       COM        08173R104   245       24916      SH          SOLE            N/A         24916
BANCORP
BREEZE EASTERN CORP     COM        106764103   86        13000      SH          SHARED-OTHER    N/A                  13000
CAMDEN NATIONAL CORP    COM        133034108   1862      81480      SH          SHARED-OTHER    N/A                  81480
CAMDEN NATIONAL CORP    COM        133034108   856       37456      SH          SOLE            N/A         37456
CAPITAL SENIOR LIVING   COM        140475104   83        33894      SH          SHARED-OTHER    N/A                  33894
CAPITAL SENIOR LIVING   COM        140475104   113       46498      SH          SOLE            N/A         46498
CENTURY BANCORP INC     CL A       156432106   354       26450      SH          SHARED-OTHER    N/A                  26450
                        NON VTG
CENTURY BANCORP INC     CL A       156432106   129       9663       SH          SOLE            N/A         9663
                        NON VTG
CFS BANCORP INC         COM        12525D102   70        17900      SH          SHARED-OTHER    N/A                  17900
CFS BANCORP INC         COM        12525D102   29        7500       SH          SOLE            N/A         7500
CHASE CORP              COM        16150R104   2430      261300     SH          SHARED-OTHER    N/A                  261300
CHASE CORP              COM        16150R104   1387      149130     SH          SOLE            N/A         149130
CIMATRON LTD            ORD        M23798107   21        26700      SH          SHARED-OTHER    N/A                  26700
CIMATRON LTD            ORD        M23798107   62        77315      SH          SOLE            N/A         77315
COLUMBUS ACQ CORP       COM        198851107   524       66200      SH          SHARED-OTHER    N/A                  66200
COLUMBUS ACQ CORP       COM        198851107   426       53800      SH          SOLE            N/A         53800
COLUMBUS ACQ CORP       *W EXP     198851115   1         64200      SH          SHARED-OTHER    N/A                  64200
                        05/18/201
CMS BANCORP INC         COM        12600U102   43        6000       SH          SHARED-OTHER    N/A                  6000
CMS BANCORP INC         COM        12600U102   56        7870       SH          SOLE            N/A         7870
CMNTY BANK SYSTM INC    COM        203607106   332       19838      SH          SHARED-OTHER    N/A                  19838
DANVERS BANKCORP        COM        236442109   276       20000      SH          SOLE            N/A         20000
DAWSON GEOPHYSICAL CO   COM        239359102   480       35571      SH          SHARED-OTHER    N/A                  35571
DAWSON GEOPHYSICAL CO   COM        239359102   367       27187      SH          SOLE            N/A         27187
DELUXE CORP             COM        248019101   365       37900      SH          SHARED-OTHER    N/A                  37900
DELUXE CORP             COM        248019101   66        6900       SH          SOLE            N/A         6900
DONEGAL GROUP INC       CL B       257701300   203       11940      SH          SHARED-OTHER    N/A                  11940
DONEGAL GROUP INC       CL B       257701300   178       10487      SH          SOLE            N/A         10487
DONEGAL GROUP INC       CL A       257701201   367       23882      SH          SHARED-OTHER    N/A                  23882
DONEGAL GROUP INC       CL A       257701201   19        1261       SH          SOLE            N/A         1261
DORMAN PRODUCTS INC     COM        258278100   1784      191200     SH          SHARED-OTHER    N/A                  191200
DORMAN PRODUCTS INC     COM        258278100   578       62000      SH          SOLE            N/A         62000
EASTERN CORPORATION     COM        276317104   748       68600      SH          SHARED-OTHER    N/A                  68600
EASTERN CORPORATION     COM        276317104   604       55375      SH          SOLE            N/A         55375
ECOLOGY & ENVRNMT INC   CL A       278878103   426       32391      SH          SHARED-OTHER    N/A                  32391
ECOLOGY & ENVRNMT INC   CL A       278878103   506       38456      SH          SOLE            N/A         38456
EDAC TECHNOLOGIES CORP  COM        279285100   89        54196      SH          SHARED-OTHER    N/A                  54196
EDAC TECHNOLOGIES CORP  COM        279285100   233       141011     SH          SOLE            N/A         141011
ESCALADE INC            COM        296056104   127       198606     SH          SHARED-OTHER    N/A                  198606
ESCALADE INC            COM        296056104   60        94465      SH          SOLE            N/A         94465
EW SCRIPPS CO OHIO      EX         811054113   170       125833     SH          SHARED-OTHER    N/A                  125833
                        DISTRIB
EW SCRIPPS CO OHIO      EX         811054113   209       155031     SH          SOLE            N/A         155031
                        DISTRIB
FOSTER LB CO CL A       COM        350060109   2218      89343      SH          SHARED-OTHER    N/A                  89343
FOSTER LB CO CL A       COM        350060109   476       19189      SH          SOLE            N/A         19189
FOX CHASE BANCORP INC   COM        35137P106   95        10000      SH          SOLE            N/A         10000
GETTY REALTY CORP NEW   COM        374297109   313       17034      SH          SHARED-OTHER    N/A                  17034
GETTY REALTY CORP NEW   COM        374297109   57        3098       SH          SOLE            N/A         3098
GIGA TRONICS INC        COM        375175106   15        13295      SH          SOLE            N/A         13295
GLOBECOMM SYSTEMS INC   COM        37956X103   1306      225500     SH          SHARED-OTHER    N/A                  225500
GLOBECOMM SYSTEMS INC   COM        37956X103   1014      175098     SH          SOLE            N/A         175098
GREAT LAKES DREDGE      COM        390607109   431       143100     SH          SHARED-OTHER    N/A                  143100
& DOCK CO
GREAT LAKES DREDGE      COM        390607109   276       91675      SH          SOLE            N/A         91675
& DOCK CO
GTSI CORP               COM        36238K103   755       195490     SH          SHARED-OTHER    N/A                  195490
GTSI CORP               COM        36238K103   317       82072      SH          SOLE            N/A         82072
IDEATION ACQ CORP       COM        451665103   718       95900      SH          SHARED-OTHER    N/A                  95900
IDEATION ACQ CORP       COM        451665103   640       85500      SH          SOLE            N/A         85500
IDEATION ACQ CORP       *W EXP     455166111   5         51000      SH          SHARED-OTHER    N/A                  51000
                        11/19/201
INTER ATLANTIC FINL INC COM        45810H100   62        8100       SH          SHARED-OTHER    N/A                  8100
INTER ATLANTIC FINL INC COM        45810H100   71        9200       SH          SOLE            N/A         9200
INVESTORS BANCORP INC   COM        46146P102   102       12000      SH          SOLE            N/A         12000
JOURNAL COMMUNIC INC    CL A       481130102   125       166340     SH          SHARED-OTHER    N/A                  166340
JOURNAL COMMUNIC INC    CL A       481130102   161       215000     SH          SOLE            N/A         215000
K-TRON INT'L INC        COM        482730108   514       8454       SH          SHARED-OTHER    N/A                  8454
K-TRON INT'L INC        COM        482730108   182       3000       SH          SOLE            N/A         3000
KAPSTONE PAPER          COM        48562P103   636       258614     SH          SHARED-OTHER    N/A                  258614
& PACKAGING CORP
KAPSTONE PAPER          COM        48562P103   773       314427     SH          SOLE            N/A         314427
& PACKAGING CORP
KAPSTONE PAPER          *W EXP 08  48562P111   3         66000      SH          SHARED-OTHER    N/A                  66000
& PACKAGING CORP        /15/2000
KAPSTONE PAPER          *W EXP 08  48562P111   8         154000     SH          SOLE            N/A         154000
& PACKAGING CORP        /15/2000
KIMCO RELATY CORP       COM        49446R109   171       22500      SH          SHARED-OTHER    N/A                  22500
KOSS CORP               COM        500692108   123       10000      SH          SHARED-OTHER    N/A                  10000
MEDIA & ENTERTAINMENT   COM        58439W108   640       81900      SH          SHARED-OTHER    N/A                  81900
HOLDINGS CORP
MEDIA & ENTERTAINMENT   COM        58439W108   507       64900      SH          SOLE            N/A         64900
HOLDINGS CORP
MEDIA & ENTERTAINMENT   *W EXP     58439W116   0         81900      SH          SHARED-OTHER    N/A                  81900
HOLDINGS CORP           03/09/201
MEDIA & ENTERTAINMENT   *W EXP     58439W116   0         64900      SH          SOLE            N/A         64900
HOLDINGS CORP           03/09/201
MER TELEMANAGEMENT      ORD        M69676100   81        83701      SH          SHARED-OTHER    N/A                  83701
SOLUTIONS
MER TELEMANAGEMENT      ORD        M69676100   35        36000      SH          SOLE            N/A         36000
SOLUTIONS
MERCER INSUR GRP INC    COM        587902107   184       12843      SH          SHARED-OTHER    N/A                  12843
MERCER INSUR GRP INC    COM        587902107   395       27655      SH          SOLE            N/A         27655
MOD-PAC CORP            COM        607495108   46        26978      SH          SHARED-OTHER    N/A                  26978
MOD-PAC CORP            COM        607495108   18        10787      SH          SOLE            N/A         10787
MONTEREY GRMET FDS INC  COM        612570101   44        35000      SH          SHARED-OTHER    N/A                  35000
MONTEREY GRMET FDS INC  COM        612570101   154       123232     SH          SOLE            N/A         123232
MUTUALFIRST FINL CORP   COM        62845B104   136       28260      SH          SHARED-OTHER    N/A                  28260
MUTUALFIRST FINL CORP   COM        62845B104   27        5666       SH          SOLE            N/A         5666
NAVIOS MARITIME         COM        Y62196103   3         1364       SH          SHARED-OTHER    N/A                  1364
NAVIOS MARITIME         COM        Y62196103   78        34000      SH          SOLE            N/A         34000
NORTHWEST BANCORP       COM        667328108   338       20000      SH          SHARED-OTHER    N/A                  20000
NORTHWEST BANCORP       COM        667328108   177       10500      SH          SOLE            N/A         10500
OVERTURE ACQ CORP       UNIT 99/   G6830P209   164       17400      SH          SOLE            N/A         17400
                        99/9999
OVERTURE ACQ CORP       SHS        G6830P100   128       13600      SH          SHARED-OTHER    N/A                  13600
OVERTURE ACQ CORP       *W EXP     G6830P118   1         13600      SH          SHARED-OTHER    N/A                  13600
                        01/30/201
PATHFINDER BANKCORP INC COM        70320A103   185       30815      SH          SHARED-OTHER    N/A                  30815
PATHFINDER BANKCORP INC COM        70320A103   318       53058      SH          SOLE            N/A         53058
PMFG INC                COM        69345P103   2636      334464     SH          SHARED-OTHER    N/A                  334464
PMFG INC                COM        69345P103   2449      310770     SH          SOLE            N/A         310770
POLARIS ACQ CORP        *W EXP     73104R110   17        66500      SH          SHARED-OTHER    N/A                  66500
                        1/10/201
POLARIS ACQ CORP        *W EXP     73104R110   15        58500      SH          SOLE            N/A         58500
                        1/10/201
PROASSURANCE CORP       COM        74267C106   498       10679      SH          SHARED-OTHER    N/A                  10679
PROASSURANCE CORP       COM        74267C106   163       3500       SH          SOLE            N/A         3500
PROLIANCE INTL INC      COM        74340R104   55        343100     SH          SHARED-OTHER    N/A                  343100
PROLIANCE INTL INC      COM        74340R104   56        349164     SH          SOLE            N/A         349164
PROSHARES TR            PSHS       74347R834   986       14000      SH          SHARED-OTHER    N/A                  14000
                        ULSHRUS2000
PROV & WOR RAILRD CO    COM        743737108   273       25500      SH          SHARED-OTHER    N/A                  25500
PROV & WOR RAILRD CO    COM        743737108   16        1500       SH          SOLE            N/A         1500
STERLING FINL CORP WASH COM        859319105   36        17151      SH          SHARED-OTHER    N/A                  17151
SUPERIOR UNIF GRP INC   COM        868358102   105       14500      SH          SHARED-OTHER    N/A                  14500
SUPERIOR UNIF GRP INC   COM        868358102   7         1000       SH          SOLE            N/A         1000
20/20 CHINA CAP         COM        90212G109   409       54000      SH          SHARED-OTHER    N/A                  54000
ACQUIRCO INC
20/20 CHINA CAP         COM        90212G109   349       46000      SH          SOLE            N/A         46000
ACQUIRCO INC
20/20 CHINACAP          *W EXP     90212G117   3         54000      SH          SHARED-OTHER    N/A                  45500
ACQUIRCO INC            11/08/201
20/20 CHINACAP          *W EXP     90212G117   2         46000      SH          SOLE            N/A         46000
ACQUIRCO INC            11/08/201
TECHE HOLDING CO        COM        878330109   421       13800      SH          SHARED-OTHER    N/A                  13800
TECHE HOLDING CO        COM        878330109   259       8500       SH          SOLE            N/A         8500
TF FINANCIAL CORP       COM        872391107   629       34600      SH          SHARED-OTHER    N/A                  34600
TF FINANCIAL CORP       COM        872391107   179       9821       SH          SOLE            N/A         9821
TRANSWITCH CORP         COM        894065101   40        134905     SH          SHARED-OTHER    N/A                  134905
TRANSWITCH CORP         COM        894065101   36        120000     SH          SOLE            N/A         120000
UNITED BANCSHARES INC   COM        909907107   317       18432      SH          SHARED-OTHER    N/A                  18432
WEST V
UNITED ONLINE INC       COM        911268100   97        21700      SH          SHARED-OTHER    N/A                  21700
UNITED ONLINE INC       COM        911268100   126       28300      SH          SOLE            N/A         28300
UNIVERSAL STAINLESS     COM        913837100   285       29700      SH          SHARED-OTHER    N/A                  29700
& ALLOY
US LIME & MINERAL       COM        911922102   1806      66011      SH          SHARED-OTHER    N/A                  66011
US LIME & MINERAL       COM        911922102   1151      42086      SH          SOLE            N/A         42086
VIRCO MANUFACTURING CO  COM        927651109   1093      379613     SH          SHARED-OTHER    N/A                  379613
VIRCO MANUFACTURING CO  COM        927651109   1233      428084     SH          SOLE            N/A         428084
VIRTUSA CORP            COM        92828Q109   66        10127      SH          SHARED-OTHER    N/A                  10127
VIRTUSA CORP            COM        92828Q109   171       26299      SH          SOLE            N/A         26299

<F1>
Shares reported as "Sole" under Column 6 "Investment Discretion" and Column 8 "Voting Authority"
are held by Minerva Group, LP, an affiliate of Athena Capital Management Inc.


==============================================================================



                               POWER OF ATTORNEY





The undersigned does hereby constitute and appoint Stephen J. Nelson, Mary

Anne Mayo, Beth N. Lowson Danielle D'Angelo, Daniel Zinn and Steven McNamara, each of The Nelson Law Firm, LLC, One North Broadway, Suite 712, White Plains,

NY 10601, signing singly, with full power of substitution, as the true and lawful attorney of the undersigned, and authorizes and designates each of them to sign on behalf of the undersigned, and to file filings and any amendments thereto made by or on behalf of the undersigned in respect of the beneficial ownership of equity securities held by the undersigned, directly, indirectly or beneficially,  pursuant to Sections 13(d),  13(g) and 16 of the Securities

Exchange Act of 1934, as amended (the "Exchange Act"), and the rules and regulations thereunder.  The undersigned acknowledges that the foregoing attorneys-in-fact, in serving in such capacity at the request of the undersigned, are not assuming any of the undersigned's responsibilities to comply with Sections 13(d), 13(g) or 16 of the Exchange Act.



This Power of Attorney shall remain in full force and effect until withdrawn by the undersigned in a signed writing delivered to the foregoing attorneys-in-fact.



IN WITNESS WHEREOF, the undersigned has caused this Power of Attorney to be executed as of this 21st day of September 2007.



						By: /s/ David P. Cohen

						   David P. Cohen